RETIREMENT BENEFITS - Sensitivities of Certain Key Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect of one-percentage-point increase in discount rates	$ 28	$ 16	$ 18
Effect of one-percentage-point decrease in discount rates	(45)	(57)	(36)
Effect of one-percentage-point increase in expected rates of return on pension expense	(129)	(123)	(120)
Effect of one-percentage-point decrease in expected rates of return on pension expense	129	123	120
Non - U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect of one-percentage-point increase in discount rates	(39)	(52)	(48)
Effect of one-percentage-point decrease in discount rates	56	79	64
Effect of one-percentage-point increase in expected rates of return on pension expense	(67)	(68)	(64)
Effect of one-percentage-point decrease in expected rates of return on pension expense	67	68	64
U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	2	1
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(1)	(1)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	40	24
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	(34)	(19)
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect of one-percentage-point increase on benefits earned and interest cost for U.S. postretirement plans	17	37
Effect of one-percentage-point decrease on benefits earned and interest cost for U.S. postretirement plans	(14)	(29)
Effect of one-percentage-point increase on accumulated postretirement benefit obligation for U.S. postretirement plans	197	181
Effect of one-percentage-point decrease on accumulated postretirement benefit obligation for U.S. postretirement plans	$ (161)	$ (137)